Significant Accounting Policies (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Accounting Policies [Abstract]
Cash Equivalents, Original Maturity Period, Maximum	3 months
Loans and Leases Receivable, Placed on Nonaccrual Status, Period Delinquent	90 days
Advertising	$ 303,754	$ 387,079	$ 393,287